Shareholder Report, Holdings (Details)	Jun. 30, 2026
Royce Small-Cap Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Consultant Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Consultant Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | Enpro [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Consultant Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Consultant Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Consultant Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Consultant Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Consultant Class | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Royce Small-Cap Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Royce Small-Cap Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Royce Small-Cap Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Small-Cap Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Small-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Investment Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Investment Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | Enpro [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Investment Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Investment Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Investment Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Investment Class | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Royce Small-Cap Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Royce Small-Cap Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Royce Small-Cap Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Small-Cap Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Small-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Institutional Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Institutional Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | Enpro [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Institutional Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Institutional Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Institutional Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Institutional Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Institutional Class | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Royce Small-Cap Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Royce Small-Cap Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Royce Small-Cap Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Small-Cap Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Small-Cap Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Service Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Service Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | Enpro [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Service Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Service Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Service Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Service Class | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Royce Small-Cap Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Royce Small-Cap Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Royce Small-Cap Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Small-Cap Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Small-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Smid-Cap Total Return Fund - Investment Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Smid-Cap Total Return Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smid-Cap Total Return Fund - Investment Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Smid-Cap Total Return Fund - Investment Class | Andersen Group Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smid-Cap Total Return Fund - Investment Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smid-Cap Total Return Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smid-Cap Total Return Fund - Investment Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smid-Cap Total Return Fund - Investment Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Smid-Cap Total Return Fund - Investment Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Smid-Cap Total Return Fund - Investment Class | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smid-Cap Total Return Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Royce Smid-Cap Total Return Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smid-Cap Total Return Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Royce Smid-Cap Total Return Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Smid-Cap Total Return Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Royce Smid-Cap Total Return Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Royce Smid-Cap Total Return Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Smid-Cap Total Return Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smid-Cap Total Return Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Smid-Cap Total Return Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Smid-Cap Total Return Fund - Service Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Smid-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smid-Cap Total Return Fund - Service Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Smid-Cap Total Return Fund - Service Class | Andersen Group Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smid-Cap Total Return Fund - Service Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smid-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smid-Cap Total Return Fund - Service Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smid-Cap Total Return Fund - Service Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Smid-Cap Total Return Fund - Service Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Smid-Cap Total Return Fund - Service Class | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smid-Cap Total Return Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Royce Smid-Cap Total Return Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smid-Cap Total Return Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Royce Smid-Cap Total Return Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Smid-Cap Total Return Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Royce Smid-Cap Total Return Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Royce Smid-Cap Total Return Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Smid-Cap Total Return Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smid-Cap Total Return Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Smid-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce International Premier Fund - Investment Class | XP Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce International Premier Fund - Investment Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce International Premier Fund - Investment Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Investment Class | Dexerials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Investment Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Investment Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Investment Class | Carel Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Investment Class | Halma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Investment Class | USS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Investment Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Royce International Premier Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Royce International Premier Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce International Premier Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce International Premier Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce International Premier Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce International Premier Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce International Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce International Premier Fund - Investment Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[1],[2]
Royce International Premier Fund - Investment Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[1],[2]
Royce International Premier Fund - Investment Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1],[2]
Royce International Premier Fund - Investment Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1],[2]
Royce International Premier Fund - Investment Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1],[2]
Royce International Premier Fund - Investment Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1],[2]
Royce International Premier Fund - Investment Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1],[2]
Royce International Premier Fund - Investment Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1],[2]
Royce International Premier Fund - Investment Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1],[2]
Royce International Premier Fund - Investment Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1],[2]
Royce International Premier Fund - Investment Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1],[2]
Royce International Premier Fund - Investment Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1],[2]
Royce International Premier Fund - Institutional Class | XP Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce International Premier Fund - Institutional Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce International Premier Fund - Institutional Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Institutional Class | Dexerials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Institutional Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Institutional Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Institutional Class | Carel Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Institutional Class | Halma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Institutional Class | USS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Institutional Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Royce International Premier Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Royce International Premier Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce International Premier Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce International Premier Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce International Premier Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce International Premier Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce International Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce International Premier Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[3],[4]
Royce International Premier Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[3],[4]
Royce International Premier Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3],[4]
Royce International Premier Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3],[4]
Royce International Premier Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3],[4]
Royce International Premier Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3],[4]
Royce International Premier Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3],[4]
Royce International Premier Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3],[4]
Royce International Premier Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3],[4]
Royce International Premier Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3],[4]
Royce International Premier Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3],[4]
Royce International Premier Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3],[4]
Royce International Premier Fund - Service Class | XP Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce International Premier Fund - Service Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce International Premier Fund - Service Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Service Class | Dexerials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Service Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Service Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Service Class | Carel Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce International Premier Fund - Service Class | Halma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Service Class | USS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Service Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Royce International Premier Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Royce International Premier Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce International Premier Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce International Premier Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce International Premier Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce International Premier Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce International Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce International Premier Fund - Service Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[5],[6]
Royce International Premier Fund - Service Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[5],[6]
Royce International Premier Fund - Service Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5],[6]
Royce International Premier Fund - Service Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5],[6]
Royce International Premier Fund - Service Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5],[6]
Royce International Premier Fund - Service Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[5],[6]
Royce International Premier Fund - Service Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5],[6]
Royce International Premier Fund - Service Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5],[6]
Royce International Premier Fund - Service Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5],[6]
Royce International Premier Fund - Service Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5],[6]
Royce International Premier Fund - Service Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5],[6]
Royce International Premier Fund - Service Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5],[6]
Royce Micro-Cap Fund - Consultant Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Micro-Cap Fund - Consultant Class | Ichor Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Micro-Cap Fund - Consultant Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Consultant Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Consultant Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Consultant Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Consultant Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Consultant Class | EZCORP Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Consultant Class | Lindblad Expeditions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Royce Micro-Cap Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Royce Micro-Cap Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Royce Micro-Cap Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Micro-Cap Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Royce Micro-Cap Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Micro-Cap Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Micro-Cap Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Micro-Cap Fund - Investment Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Micro-Cap Fund - Investment Class | Ichor Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Micro-Cap Fund - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Investment Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Investment Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Investment Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Investment Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Investment Class | EZCORP Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Investment Class | Lindblad Expeditions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Royce Micro-Cap Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Royce Micro-Cap Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Royce Micro-Cap Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Micro-Cap Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Royce Micro-Cap Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Micro-Cap Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Micro-Cap Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Micro-Cap Fund - Service Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Micro-Cap Fund - Service Class | Ichor Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Micro-Cap Fund - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Service Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Service Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Service Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Service Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Service Class | EZCORP Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Service Class | Lindblad Expeditions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Royce Micro-Cap Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Royce Micro-Cap Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Royce Micro-Cap Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Micro-Cap Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Royce Micro-Cap Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Micro-Cap Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Micro-Cap Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Opportunity Fund - Consultant Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Mercury Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Consultant Class | Lionsgate Studios [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Consultant Class | Mayville Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Materion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Opportunity Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Opportunity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Opportunity Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Mercury Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Investment Class | Lionsgate Studios [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Investment Class | Mayville Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Materion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Royce Small-Cap Opportunity Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Royce Small-Cap Opportunity Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Royce Small-Cap Opportunity Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Opportunity Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce Small-Cap Opportunity Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Opportunity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Mercury Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Lionsgate Studios [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Mayville Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Materion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Royce Small-Cap Opportunity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Opportunity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Opportunity Fund - R Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Mercury Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - R Class | Lionsgate Studios [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - R Class | Mayville Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Materion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Royce Small-Cap Opportunity Fund - R Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Royce Small-Cap Opportunity Fund - R Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Small-Cap Opportunity Fund - R Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - R Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Royce Small-Cap Opportunity Fund - R Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Opportunity Fund - R Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Opportunity Fund - R Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce Small-Cap Opportunity Fund - R Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Opportunity Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Opportunity Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Mercury Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Service Class | Lionsgate Studios [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Service Class | Mayville Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Materion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Royce Small-Cap Opportunity Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Royce Small-Cap Opportunity Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Small-Cap Opportunity Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Royce Small-Cap Opportunity Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Opportunity Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce Small-Cap Opportunity Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Opportunity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Premier Fund - Consultant Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Consultant Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Consultant Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Consultant Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Premier Fund - Consultant Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Premier Fund - Consultant Class | RB Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Consultant Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Consultant Class | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Consultant Class | Littelfuse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Royce Premier Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Premier Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Premier Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Premier Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Premier Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Premier Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Premier Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Premier Fund - Investment Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Investment Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Investment Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Premier Fund - Investment Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Premier Fund - Investment Class | RB Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Investment Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Investment Class | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Investment Class | Littelfuse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Royce Premier Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Premier Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Premier Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Premier Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Premier Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Premier Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Premier Fund - Institutional Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Institutional Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Institutional Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Institutional Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Premier Fund - Institutional Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Premier Fund - Institutional Class | RB Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Institutional Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Institutional Class | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Institutional Class | Littelfuse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Royce Premier Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Premier Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Premier Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Premier Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Premier Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Premier Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Premier Fund - Service Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Service Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Premier Fund - Service Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Premier Fund - Service Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Premier Fund - Service Class | RB Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Service Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Service Class | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Service Class | Littelfuse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Royce Premier Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Premier Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Royce Premier Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Premier Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Premier Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Premier Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Special Equity Fund - Consultant Class | H&R Block [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Small-Cap Special Equity Fund - Consultant Class | ManpowerGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Euronet Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Sylvamo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Ethan Allen Interiors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Federated Hermes Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Royce Small-Cap Special Equity Fund - Investment Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Investment Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Special Equity Fund - Investment Class | H&R Block [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Small-Cap Special Equity Fund - Investment Class | ManpowerGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Investment Class | Euronet Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Investment Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Investment Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Investment Class | Sylvamo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Investment Class | Ethan Allen Interiors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Investment Class | Federated Hermes Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Special Equity Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Special Equity Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Royce Small-Cap Special Equity Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Special Equity Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Special Equity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Special Equity Fund - Institutional Class | H&R Block [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Small-Cap Special Equity Fund - Institutional Class | ManpowerGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Euronet Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Institutional Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Sylvamo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Ethan Allen Interiors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Federated Hermes Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Special Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Special Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Special Equity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Royce Small-Cap Special Equity Fund - Service Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Service Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Special Equity Fund - Service Class | H&R Block [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Small-Cap Special Equity Fund - Service Class | ManpowerGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Service Class | Euronet Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Service Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Service Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Service Class | Sylvamo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Small-Cap Special Equity Fund - Service Class | Ethan Allen Interiors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Service Class | Federated Hermes Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Small-Cap Special Equity Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Special Equity Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Special Equity Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Royce Small-Cap Special Equity Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Special Equity Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Royce Small-Cap Special Equity Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Royce Small-Cap Special Equity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Royce Small-Cap Total Return Fund - Consultant Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Consultant Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Consultant Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Consultant Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Consultant Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Consultant Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Consultant Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Consultant Class | PACS Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Royce Small-Cap Total Return Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Total Return Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Royce Small-Cap Total Return Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Royce Small-Cap Total Return Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Total Return Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Royce Small-Cap Total Return Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Total Return Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Royce Small-Cap Total Return Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Investment Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Investment Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Investment Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Investment Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Investment Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Investment Class | PACS Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Royce Small-Cap Total Return Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Total Return Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Royce Small-Cap Total Return Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Royce Small-Cap Total Return Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Total Return Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Royce Small-Cap Total Return Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Institutional Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Institutional Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Institutional Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Institutional Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Institutional Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Institutional Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Institutional Class | PACS Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Royce Small-Cap Total Return Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Total Return Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Royce Small-Cap Total Return Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Royce Small-Cap Total Return Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Total Return Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Royce Small-Cap Total Return Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Total Return Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Royce Small-Cap Total Return Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - R Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - R Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - R Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - R Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - R Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - R Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - R Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - R Class | PACS Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - R Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Royce Small-Cap Total Return Fund - R Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Total Return Fund - R Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Royce Small-Cap Total Return Fund - R Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Royce Small-Cap Total Return Fund - R Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - R Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Total Return Fund - R Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Royce Small-Cap Total Return Fund - R Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Total Return Fund - R Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Royce Small-Cap Total Return Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Service Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Service Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Service Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Service Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Service Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Service Class | PACS Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Royce Small-Cap Total Return Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Total Return Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Royce Small-Cap Total Return Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Royce Small-Cap Total Return Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Total Return Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Royce Small-Cap Total Return Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Total Return Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Royce Small-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Smaller-Companies Growth Fund - Investment Class | Hinge Health ClA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Smaller-Companies Growth Fund - Investment Class | Magnite [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Smaller-Companies Growth Fund - Investment Class | Definium Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Smaller-Companies Growth Fund - Investment Class | Flotek Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Investment Class | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Investment Class | ACV Auctions ClA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Investment Class | Strata Critical Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Investment Class | Impinj [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Investment Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Investment Class | Seacoast Banking Corporation Of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Royce Smaller-Companies Growth Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Smaller-Companies Growth Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smaller-Companies Growth Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Smaller-Companies Growth Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smaller-Companies Growth Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Smaller-Companies Growth Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Smaller-Companies Growth Fund - Investment Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Hinge Health ClA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Magnite [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Definium Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Flotek Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Institutional Class | ACV Auctions ClA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Strata Critical Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Impinj [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Institutional Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Seacoast Banking Corporation Of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Smaller-Companies Growth Fund - Service Class | Hinge Health ClA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Smaller-Companies Growth Fund - Service Class | Magnite [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Smaller-Companies Growth Fund - Service Class | Definium Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Smaller-Companies Growth Fund - Service Class | Flotek Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Service Class | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Service Class | ACV Auctions ClA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Service Class | Strata Critical Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Service Class | Impinj [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Service Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Service Class | Seacoast Banking Corporation Of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Royce Smaller-Companies Growth Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Smaller-Companies Growth Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smaller-Companies Growth Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Smaller-Companies Growth Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Smaller-Companies Growth Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Smaller-Companies Growth Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Smaller-Companies Growth Fund - Service Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Small-Cap Value Fund - Investment Class | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Value Fund - Investment Class | M/I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Value Fund - Investment Class | Blue Bird [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Value Fund - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Value Fund - Investment Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Investment Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Investment Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Investment Class | Interface [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Investment Class | PulteGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Royce Small-Cap Value Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Royce Small-Cap Value Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Royce Small-Cap Value Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Royce Small-Cap Value Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Small-Cap Value Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Value Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Value Fund - Service Class | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Value Fund - Service Class | M/I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Value Fund - Service Class | Blue Bird [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Value Fund - Service Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Value Fund - Service Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Service Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Service Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Service Class | Interface [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Service Class | PulteGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Royce Small-Cap Value Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Royce Small-Cap Value Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Royce Small-Cap Value Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Royce Small-Cap Value Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Small-Cap Value Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Small-Cap Value Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Represents countries that are 3% or more of net assets.
[2]	Securities are categorized by the country of their headquarters.
[3]	Represents countries that are 3% or more of net assets.
[4]	Securities are categorized by the country of their headquarters.
[5]	Represents countries that are 3% or more of net assets.
[6]	Securities are categorized by the country of their headquarters.